Equity Incentive Plan - Vested Shares (Table) (Details) (USD $)								12 Months Ended
	Dec. 31, 2013 Number of vested shares Ocean Rig UDW	Dec. 31, 2012 Number of vested shares Ocean Rig UDW	Dec. 31, 2011 Number of vested shares Ocean Rig UDW	Dec. 31, 2013 Number of vested shares Dryships Inc.	Dec. 31, 2012 Number of vested shares Dryships Inc.	Dec. 31, 2011 Number of vested shares Dryships Inc.	Dec. 31, 2010 Number of vested shares Dryships Inc.	Dec. 31, 2013 Weighted average grant date fair value per vested shares Ocean Rig UDW	Dec. 31, 2012 Weighted average grant date fair value per vested shares Ocean Rig UDW	Dec. 31, 2013 Weighted average grant date fair value per vested shares Dryships Inc.	Dec. 31, 2012 Weighted average grant date fair value per vested shares Dryships Inc.	Dec. 31, 2011 Weighted average grant date fair value per vested shares Dryships Inc.
Number of vested shares
Granted and vested	117,133	2,500		333,334		2,005,000
Non vested shares granted in prior years and vested in year	43,000			1,005,000	2,505,150	1,031,048
Balance	162,633	2,500	0	9,936,355	8,598,021	6,092,871	3,056,823
Weighted average grant date fair value per vested shares
Balance at beginning of year								$ 16.50	$ 0	$ 13.91	$ 17.23	$ 28.71
Granted and vested								$ 17.18	$ 16.50	$ 2.01		$ 5.50
Non vested shares granted in prior years and vested in current year								$ 16.16		$ 5.50	$ 5.83	$ 6.03
Balance at end of year								$ 16.90	$ 16.50	$ 12.66	$ 13.91	$ 17.23